Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Summary of the contractual maturities of the Company's financial liabilities

The following table summarizes the contractual maturities of the Company’s financial liabilities on an undiscounted basis:

	Years ended December 31,
	2024	2025	2026	2027 onwards	Total
	$	$	$	$	$
Accounts payable and accrued liabilities	23,361	-	-	-	23,361
Obligations under office leases¹	884	565	712	-	2,161
Obligations under land leases¹	69	70	73	3,822	4,034
Other obligations¹	54	3,551	23	-	3,628
Total	24,368	4,186	808	3,822	33,184